CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation adjustment	¥ 0	¥ 0	¥ 0